Borrowings - Sale and Leaseback Agreements (Details) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Line Of Credit Facility [Line Items]
Amount outstanding			$ 519,503	$ 542,438
Long-term debt, net of current portion, premium and net of deferred finance costs			1,000,164	1,154,873
Outstanding amount			$ 1,187,138	1,216,400
Sale and Leaseback Agreements–$71,500
Line Of Credit Facility [Line Items]
Sale Leaseback Transaction, Date			Mar. 31, 2018
Finance Lease Liability			$ 71,500
Vessel Financed			Four product tankers
Repayment installments			24
Sale Leaseback Transaction, Quarterly Rental Payments			$ 1,490
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid			$ 35,750
Finance Lease Liability, Maturity Date			Apr. 30, 2024
Interest rate description			LIBOR plus 305 bps
Finance Lease Basis Spread On Variable Rate			3.05%
Sale Leaseback Transaction, Net Proceeds, Financing Activities		$ 71,500
Outstanding amount			$ 62,563	0
Sale and Leaseback Agreements–$103,155
Line Of Credit Facility [Line Items]
Sale Leaseback Transaction, Date			Apr. 30, 2019
Finance Lease Liability			$ 103,155
Vessel Financed			Three product tankers and Two product tankers previously financed by Eurobank Ergasias S.A.
Repayment installments			28
Sale Leaseback Transaction, Quarterly Rental Payments			$ 2,267
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid			$ 39,675
Finance Lease Liability, Maturity Date			Apr. 30, 2026
Interest rate description			LIBOR plus 350 bps
Finance Lease Basis Spread On Variable Rate			3.50%
Outstanding amount			$ 97,723	68,521
Sale and Leaseback Agreements–$103,155 | Existing facility on three product tankers
Line Of Credit Facility [Line Items]
Amount outstanding			$ 50,250
Sale and Leaseback Agreements–$103,155 | Facility for two product tankers
Line Of Credit Facility [Line Items]
Amount repaid	$ 32,159
Sale and Leaseback Agreements–$15,000
Line Of Credit Facility [Line Items]
Sale Leaseback Transaction, Date			Aug. 31, 2019
Finance Lease Liability			$ 15,000
Vessel Financed			One product tanker
Repayment installments			60
Sale Leaseback Transaction, Monthly Rental Payments			$ 156
Finance Lease Liability, Maturity Date			Aug. 31, 2024
Interest rate description			LIBOR plus 240 bps
Finance Lease Basis Spread On Variable Rate			2.40%
Outstanding amount			$ 14,219	0
Sale and Leaseback Agreements–$47,220
Line Of Credit Facility [Line Items]
Sale Leaseback Transaction, Date			Sep. 30, 2019
Finance Lease Liability			$ 47,220
Vessel Financed			Three product tankers
Sale Leaseback Transaction, Quarterly Rental Payments			$ 1,362
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid			$ 19,200
Interest rate description			LIBOR plus a margin ranging from 350 bps to 360
Outstanding amount			$ 45,858	0
Sale and Leaseback Agreements–$90,811
Line Of Credit Facility [Line Items]
Sale Leaseback Transaction, Date			Oct. 31, 2019
Finance Lease Liability			$ 90,811
Vessel Financed			Six product tankers
Sale Leaseback Transaction, Quarterly Rental Payments			$ 2,824
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid			$ 25,810
Interest rate description			LIBOR plus a margin ranging from 335 bps to 355 bps
Outstanding amount			$ 90,811	$ 0
Minimum | Sale and Leaseback Agreements–$47,220
Line Of Credit Facility [Line Items]
Finance Lease Liability, Maturity Date			Sep. 30, 2023
Repayment period			4 years
Finance Lease Basis Spread On Variable Rate			3.50%
Minimum | Sale and Leaseback Agreements–$90,811
Line Of Credit Facility [Line Items]
Repayment period			3 years
Finance Lease Basis Spread On Variable Rate			3.35%
Maximum | Sale and Leaseback Agreements–$47,220
Line Of Credit Facility [Line Items]
Finance Lease Liability, Maturity Date			Sep. 30, 2026
Repayment period			7 years
Finance Lease Basis Spread On Variable Rate			3.60%
Maximum | Sale and Leaseback Agreements–$90,811
Line Of Credit Facility [Line Items]
Repayment period			8 years
Finance Lease Basis Spread On Variable Rate			3.55%